Trade and other payables (Details) R in Millions	Jun. 30, 2018 ZAR (R) Counterparty	Jun. 30, 2017 ZAR (R)
Trade and other payables.
Trade payables	R 13,510	R 11,941
Capital project related payables	9,780	11,883
Accrued expenses	3,062	2,220
Related party payables	166	87
Third parties	33	18
Equity accounted investments	133	69
Trade payables	26,518	26,131
Other payables	6,188	6,068
Duties payable to revenue authorities	4,267	4,004
Value added tax	177	197
Trade and other payables	R 37,150	R 36,400
Number of vendors representing more than ten percent of trade payables | Counterparty	0